Intangible Assets (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (remainder of year)	$ 317,547	$ 423,396
2022	423,396	423,396
2023	423,396	423,396
2024	111,749	111,749
Total	$ 1,276,088	$ 1,381,937